GOF P9 7/16

SUPPLEMENT DATED JULY 22, 2016

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF

EACH OF THE LISTED FUNDS

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

(together, the Allocation Funds)

Franklin LifeSmartTM Retirement Income Fund

(formerly, Franklin LifeSmartTM 2015 Retirement Target Fund)

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

Franklin LifeSmartTM 2055 Retirement Target Fund

(together, the LifeSmartTM Funds)

The Prospectuses are amended as follows:

I.  For each Allocation Fund, the following replaces the first sentence of the first paragraph under the “Fund Summary – Principal Investment Strategies” section:

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds, predominantly other Franklin Templeton mutual funds and exchange traded funds (underlying funds).

II.  For each Allocation Fund, the following is added to the “Fund Summary – Principal Risks” section:

Investing in ETFs The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bears a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

III.  For each LifeSmartTM Fund, the second paragraph under the “Fund Summary – Principal Investment Strategies” section is replaced with the following:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity, fixed-income and alternative (non-traditional) investments and strategies by investing primarily in a distinctly-weighted combination of underlying funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs), based on each underlying fund’s predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and alternative investments. The alternative (non-traditional) investment strategies that the underlying funds employ may include, but are not limited to, long/short equity, long/short credit, relative value, event driven and global macro strategies.

IV.  For the Allocation Funds, the first paragraph under the “Fund Details – Principal Investment Policies and Practices” section is replaced with the following:

Under normal market conditions, the investment manager allocates each Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of other funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs) (together, underlying funds) based on each underlying fund’s predominant asset class.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.  Some of the underlying funds may also provide exposure to alternative (non-traditional) investments and strategies, such as long/short equity, long/short credit, relative value, event driven, global macro, and commodities strategies.  The investment policies of various underlying funds are described in the section called “Information about the Underlying Franklin Templeton Funds.”

V.  For the LifeSmartTM Funds, the second paragraph under the “Fund Details – Principal Investment Policies and Practices” section is replaced with the following:

Under normal market conditions, the investment manager allocates each Fund’s assets among the broad asset classes of equity, fixed-income and alternative (non-traditional) investments and strategies by investing primarily in a distinctly-weighted combination of other funds, predominantly other Franklin Templeton mutual funds and exchange-traded funds (ETFs) (together, underlying funds), based on each underlying fund’s predominant asset class and strategy.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and alternative investments. The alternative (non-traditional) investment strategies that the underlying funds employ may include, but are not limited to, long/short equity, long/short credit, relative value, event driven, global macro, and commodities strategies.  The investment policies of various underlying funds are described in this Prospectus in the section called “Information about the Underlying Franklin Templeton Funds.”

VI.  For each Fund, the following is added to the “Fund Details – Information about the Underlying Franklin Templeton Funds – Underlying Equity Funds” section:

Franklin LibertyQ International Equity Hedged ETF  The fund invests at least 80% of its assets in the component securities of the LibertyQ International Equity Hedged Index and in depositary receipts representing such securities.  The LibertyQ International Equity Hedged Index includes stocks from developed market countries in Europe, Australasia and the Far East that have favorable exposure to multiple investment style factors.

Franklin LibertyQ Emerging Markets ETF  The fund invests at least 80% of its assets in the component securities of the LibertyQ Emerging Markets Index and in depositary receipts representing such securities.  The LibertyQ Emerging Markets Index includes stocks from emerging market countries that have favorable exposure to multiple investment style factors.

Franklin LibertyQ Global Dividend ETF  The fund invests at least 80% of its assets in the component securities of the LibertyQ Global Dividend Index and in depositary receipts representing such securities.   The LibertyQ Global Dividend Index includes stocks from developed and emerging market countries with high and persistent dividend income that have favorable exposure to a quality investment style factor.

Franklin LibertyQ Global Equity ETF  The fund invests at least 80% of its assets in the component securities of the LibertyQ Global Equity Index and in depositary receipts representing such securities.  The LibertyQ Global Equity Index includes stocks from developed and emerging market countries that have favorable exposure to multiple investment style factors.

VII.  For each Fund, the following is added to the “Fund Details – Information about the Underlying Franklin Templeton Funds – Underlying Alternative Investments Funds” section:

Franklin K2 Global Macro Opportunities Fund  The fund seeks capital appreciation over a full market cycle by allocating its assets across global macro-focused investment strategies, which refers to economy-wide factors such as changes in unemployment, national income, rate of growth, gross domestic product, inflation and price levels.

Please keep this supplement with your Prospectus for future reference.

GOF SA10 7/16

SUPPLEMENT DATED JULY 22, 2016

TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

OF

EACH OF THE LISTED FUNDS

Franklin Fund Allocator Series

Franklin Conservative Allocation Fund

Franklin Growth Allocation Fund

Franklin Moderate Allocation Fund

(together, the Allocation Funds)

Franklin LifeSmartTM Retirement Income Fund

(formerly, Franklin LifeSmartTM 2015 Retirement Target Fund)

Franklin LifeSmartTM 2020 Retirement Target Fund

Franklin LifeSmartTM 2025 Retirement Target Fund

Franklin LifeSmartTM 2030 Retirement Target Fund

Franklin LifeSmartTM 2035 Retirement Target Fund

Franklin LifeSmartTM 2040 Retirement Target Fund

Franklin LifeSmartTM 2045 Retirement Target Fund

Franklin LifeSmartTM 2050 Retirement Target Fund

Franklin LifeSmartTM 2055 Retirement Target Fund

(together, the LifeSmartTM Funds)

The Statements of Additional Information are amended as follows:

I.  For the Allocation Funds, the second sentence of the fourth paragraph under the “Goals, Strategies and Risks – Glossary of Investments, Techniques, Strategies and Their Risks” section is replaced with the following:

The Fund may also invest up to 5% of its assets directly in the types of securities in which the underlying funds invest, and may invest up to 10% of its assets in unaffiliated exchange traded funds.

II.  For the LifeSmartTM Funds, the third sentence of the fourth paragraph under the “Goals, Strategies and Risks – Glossary of Investments, Techniques, Strategies and Their Risks” section is replaced with the following:

The Fund may invest up to 20% of its assets in unaffiliated exchange traded funds.

Please keep this supplement with your Statement of Additional Information for future reference.